Operating Leases	12 Months Ended
Dec. 31, 2012
Operating Leases [Abstract]
Operating Leases

7. Operating Leases

In February 2012, the Company entered into a two-year lease for an office, expiring on February 28, 2014. The lease took effect in March 2012 and has a monthly rent of $3,750. Rent expense was $45,000 and $80,888 (under the prior office lease) for the years ended December 31, 2012 and 2011, respectively. The Company pays property taxes on the property leased. Property tax expense was $12,241 and $13,743 for the years ended December 31, 2012 and 2011, respectively. Future minimum lease payments are $45,000 for 2013 and $7,500 for 2014, respectively.

An eight-month lease on an apartment was entered into in June 2011 for the Company's Chief Executive Officer. The lease was renewed for an additional eight months through September 2012, and then in October 2012 it was renewed for a seven-month term. Rent expense was $15,750 and $8,952 for the years ended December 31, 2012 and 2011, respectively.